UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, NE

  68137

(Address of principal executive offices)

(Zip code)

Emile Molineaux

            Gemini Fund Services, LLC, 450 Wireless Boulevard, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

7/31

Date of reporting period: 10/31/10

Item 1.  Schedule of Investments.

Changing Parameters Fund
PORTFOLIO OF INVESTMENTS
October 31, 2010 (Unaudited)

Shares			Value
	COMMON STOCK - 15.9%
	AEROSPACE/DEFENSE - 0.6%
8,796	L-3 Communications Holdings, Inc.		$ 634,983

	AUTO PARTS & EQUIPMENT - 1.4%
116,054	Goodyear Tire & Rubber Co. *		1,186,072
10,074	Tenneco, Inc. *		328,614
			1,514,686
	BANKS - 0.3%
33,677	Bank of America Corp.		385,265

	BUILDING MATERIALS - 0.5%
48,960	Masco Corp.		521,914

	COAL - 0.5%
10,557	Peabody Energy Corp.		558,465

	ELECTRONICS - 1.3%
86,945	Jabil Circuit, Inc.		1,333,736

	FOOD - 0.4%
25,252	Tyson Foods, Inc. - Cl. A		392,669

	FOREST PRODUCTS & PAPER - 0.3%
17,313	Weyerhaeuser Co.		280,817

	HEALTHCARE-PRODUCTS - 0.4%
77,151	Boston Scientific Corp. *		492,223

	HOME BUILDERS - 0.3%
35,349	Pulte Group, Inc. *		277,490

	INSURANCE - 1.1%
2,763	Fairfax Financial Holdings Ltd.		1,121,808

	LODGING - 0.6%
5,714	Wynn Resorts Ltd.		612,369

	MINING - 0.4%
5,226	Freeport-McMoRan Copper & Gold, Inc.		494,798

	OIL & GAS - 1.7%
52,214	Chesapeake Energy Corp.		1,133,044
10,526	Forest Oil Corp. *		323,464
6,103	Newfield Exploration Co. *		363,861
			1,820,369
	PACKAGING & CONTAINERS - 0.4%
12,247	Crown Holdings, Inc. *		394,231

	PIPELINES - 0.6%
46,011	El Paso Corp.		610,106

Changing Parameters Fund
PORTFOLIO OF INVESTMENTS (Continued)
October 31, 2010 (Unaudited)

Shares			Value
	REITS - 1.3%
24,699	Host Hotels & Resorts, Inc.		$ 392,467
15,405	SL Green Realty Corp.		1,012,417
			1,404,884
	RETAIL - 2.6%
61,268	GameStop Corp. - Cl. A *		1,204,529
21,042	Macy's, Inc.		497,433
225,016	Wendy's/Arby's Group, Inc.		1,035,074
			2,737,036
	TELECOMMUNICATIONS - 1.2%
191,462	Qwest Communications International, Inc.		1,263,649

	TOTAL COMMON STOCK (Cost - $16,473,738)		16,851,498

	MUTUAL FUNDS - 74.8%
	DEBT FUND - 74.8%
1,025,174	BlackRock GNMA Portfolio		10,918,098
2,452,995	Dreyfus High Yield Fund		16,312,419
890,297	John Hancock Bond Fund		13,968,755
962,569	PIMCO Emerging Markets Bond Fund		11,108,052
879,884	PIMCO GNMA Fund		10,708,188
2,946,137	Prudential High Yield Fund, Inc.		16,321,600
	TOTAL MUTUAL FUNDS (Cost - $77,446,706)		79,337,112

	SHORT-TERM INVESTMENTS - 9.2%
1,957,461	Dreyfus Government Cash
	Management - Institutional Class, 0.05% +		1,957,461
1,957,461	Fidelity Institutional Government
	Portfolio - Class I, 0.06% +		1,957,461
1,957,461	Goldman Sachs Financial Square Funds
	Government Fund - Institutional Class, 0.09% +		1,957,461
1,957,461	JP Morgan U.S. Government
	Money Market Fund - Capital Class, 0.07% +		1,957,461
1,960,157	Milestone Treasury Obligation
	Portfolio - Institutional Class, 0.01% +		1,960,157
	TOTAL SHORT-TERM INVESTMENTS (Cost - $9,790,001)		9,790,001

	TOTAL INVESTMENTS - 99.9% (Cost - $103,710,445) (a)		$ 105,978,611
	OTHER ASSETS LESS LIABILITIES - 0.1%		71,556
	NET ASSETS - 100.0%		$ 106,050,167

* Non-income producing security.
+ Reflects yield at October 31, 2010.

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation / (depreciation) of securities as follows:

		Unrealized appreciation	$ 2,494,012
		Unrealized depreciation	(225,846)
		Net unrealized appreciation	$ 2,268,166

Changing Parameters Fund
PORTFOLIO OF INVESTMENTS (Continued)
October 31, 2010 (Unaudited)

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of October 31, 2010 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 16,851,498	$ -	$ -	$ 16,851,498
Mutual Funds	$ 79,337,112	$ -	$ -	$ 79,337,112
Money Market Funds	$ 9,790,001	$ -	$ -	$ 9,790,001
Total	$ 105,978,611	$ -	$ -	$ 105,978,611
The Fund did not hold any Level 3 securities during the period.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew Rogers

Andrew Rogers, President

Date  12/10/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew Rogers

Andrew Rogers, President

Date 12/10/10

By (Signature and Title)

/s/ Kevin Wolf

Kevin Wolf, Treasurer

Date  12/10/10